ACQUISITION AFTER BALANCE SHEET DATE (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION AFTER BALANCE SHEET DATE [Abstract]
Fair Value Allocation of Assets and Liabilities Acquired
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The provisional fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)			February 7, 2013
Purchase consideration		(1)	122,379
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Mark-to-market on interest rate swaps	(3,096)
Long term debt	(89,525)
Others*	—	(2)
Subtotal			(122,379)
Difference between the purchase price and fair value of net assets acquired			—

(1) This includes the purchase consideration for the vessel less the assumed bank debt and fair value of the interest rate swap liability but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.

(2) This information will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.